(ICON)

Prudential
Diversified
Bond
Fund, Inc.

SEMI
ANNUAL
REPORT
June 30, 1999

(LOGO)

A Message from the Fund's President                 August 20, 1999
(PHOTO)

Dear Shareholder,

Prudential Diversified Bond Fund posted negative returns for the six-month period that ended on June 30, 1999, as did its benchmark, the Lipper General Bond Fund Average. The Fund's performance primarily reflected the bearish trend in the fixed-income market, particularly in investment-grade U.S. corporate bonds and U.S. Treasuries. The debt market sold off amid concern about the potential for higher inflation. Since rising inflation erodes the value of bonds' fixed interest payments, investors demanded higher yields on most debt securities. As a result, prices of these debt securities--which move in the opposite direction of their yields--fell significantly. The following report takes a closer look at developments in the bond market during the six-month reporting period, and explains how Prudential
Diversified Bond Fund was positioned accordingly.

Our integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's retail and institutional investors, as well as its policyholders. This integrated group now manages approximately $145 billion in assets, making it one of the three largest fixed-income money managers in the country.
The expanded depth, breadth, and scale of our investment team also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools. The group is co-headed by Senior Managing Directors Jim Sullivan, who is responsible for portfolio management and credit research, and Jack Gaston, who is in charge of risk management and quantitative research.

To utilize these integrated resources more effectively, Mr. Sullivan recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Corporate Sector team will now be responsible for the day-to-day management of your Prudential Diversified Bond Fund. Many of the investment professionals who supported the management of the Fund in the past are part of this new team that will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential Diversified Bond Fund, Inc.

Performance Review

Cumulative Total Returns1                      As of 6/30/99
                        Six             One              Three             Since
                       Months           Year             Years          Inception2
Class A            -1.58% (-1.66)   -0.51% (-0.59)   20.12% (19.55)   41.60% (40.59)
Class B            -1.81  (-1.88)   -1.05  (-1.13)   17.90  (17.34)   37.90  (36.92)
Class C            -1.81  (-1.89)   -1.05  (-1.13)   17.90  (17.34)   37.87  (36.89)
Class Z            -1.48  (-1.55)   -0.33  (-0.40)        N/A         18.09  (17.62)
Lipper General
Bond Fund Avg.3    -0.82             1.54                 23.88            ***

Average Annual Total Returns1   As of 6/30/99
              One             Three          Since
              Year            Years        Inception2
Class A   -4.49% (-4.57)   4.86% (4.70)   7.11% (6.94)
Class B   -6.05  (-6.13)   4.74  (4.57)   7.28  (7.11)
Class C   -3.04  (-3.12)   5.29  (5.12)   7.21  (7.04)
Class Z   -0.33  (-0.40)       N/A        6.15  (6.00)

Distributions and Yields                      As of 6/30/99
          Total Distributions    30-Day
           Paid for Six Mos.    SEC Yield
Class A         $0.39             6.24%
Class B         $0.36             6.00%
Class C         $0.36             5.94%
Class Z         $0.40             6.76%


Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, B, and C, 1/10/95; and Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and three-year periods in the General
Bond Fund category.

***Lipper Since Inception returns are 47.94% for Class A, B, and
C; and 20.81% for Class Z, based on all funds in each share class.

Inflation fears roiled bond market
The first half of 1999 proved to be a challenging time for many major bonds markets. The U.S. economy expanded rapidly in the first three months of the year, then throttled down to a still respectable pace of growth in the second quarter. The healthy U.S. economy, a burgeoning recovery in the global economy, and rising oil prices could ignite higher inflation, which erodes the value of bonds' fixed interest payments. To compensate for this risk, investors began to push bond yields higher (and their prices lower), particularly in the major sectors of the U.S. debt market. This trend is the primary reason the Fund posted negative returns for the six-month period. The Fund lagged its benchmark Lipper Average partly because it cannot invest in stocks and did not benefit from the equity market rally as did some of its competitors in the Lipper universe.

We sold longer-term, high-grade corporate bonds
The yield on the 30-year U.S. Treasury bond climbed from 5.09% on December 31, 1998 to above 6.00% in late June 1999. Yields in the U.S. investment-grade corporate bond market also climbed, but the fear of inflation was not the only factor driving these yields higher. Many companies rushed to issue bonds to avoid any complications that might arise later in the year because of the potential year 2000 computer problem. Investors demanded higher yields on this large supply of new debt securities. As a result, corporate bonds cheapened relative to Treasuries late in the six-month period.

We had sold some of the Fund's longer-term, investment-grade U.S. corporate bonds and purchased shorter-term corporate debt securities late in the first and early in the second quarter of 1999. This strategy helped the Fund during the time that corporate bonds cheapened relative to Treasuries because prices of shorter-term bonds usually decline less than prices of longer-term bonds when debt markets sell off.

Some of the proceeds from our sale of longer-term, investment-grade U.S. corporate bonds were also used to purchase short- to intermediate-term emerging market bonds, which rose from 2.00% of the Fund's total investments as of December 31, 1998 to 7.00% as of June 30, 1999. All of the Fund's emerging market bonds are denominated in U.S. dollars.

On the whole, emerging market bonds performed better than debt securities in other fixed-income markets in the first half of 1999, based on Lehman Brothers indexes. Demand for emerging market bonds began to increase after Brazil apparently weathered a financial crisis far better than expected. In addition, investor sentiment toward emerging market bonds of Southeast Asian countries improved as economic stability returned to that region. Emerging market bonds provide high yields because they are often rated below investment grade and carry greater credit risk than the government bonds of developed western economies. For these reasons, we limit the Fund's exposure to emerging market bonds.

We also bought better-quality U.S. high-yield bonds, known as "junk" bonds. The high-yield bond market posted positive returns for the six months and performed better than all other U.S. debt markets, based on Lehman Brothers indexes. But here again, we were careful to limit the Fund's exposure to high-yield bonds because they heighten the Fund's credit risk profile.

The Fed took steps to curb U.S. economic growth
Our shifts in asset allocation lowered the Fund's duration, which is a measure of its sensitivity to fluctuations in the level of bond yields. The duration stood at 6.5 years on December 31, 1998, and declined to 5.5 years by the end of June 1999. Shortening the duration was the right strategy because it lessened the Fund's vulnerability to the rise in bond yields (and the decline in their prices). In hindsight, we should have moved more quickly to reduce the Fund's duration in light of the steep rise in bond yields that occurred in the spring as more investors realized the Federal Reserve would take steps to rein in the powerful U.S. economy.

Five Largest Issuers
Expressed as a percentage of net assets as of 6/30/99
U.S. Treasury Notes             6.9%
Equity Residential Properties   2.1
Niagara Mohawk Power            2.0
United Airlines                 1.9
News America, Inc.              1.9

Portfolio Composition
Expressed as a percentage of total investments as of 6/30/99
U.S. Corporate Bonds            69.4%
Foreign Gov't Securities         9.3
U.S. Gov't Securities            8.9
Foreign Corporate Bonds          4.0
Asset-Backed Securities          3.1
Cash & Equivalents               5.3

Investment Goals and Style
The Fund's investment objective is high current income consistent with the appropriate balance between risk and reward as determined by the Fund's investment adviser. This means we allocate assets primarily among debt securities, including U.S. government securities, mortgage-related securities, corporate debt securities and foreign securities. We normally invest at least 65% of the Fund's total assets in investment-grade debt securities. The Fund may also invest up to 35% of its net assets in non-investment-grade securities having a rating of not lower than CCC--also known as high-yield or "junk" bonds. There can be no assurance that the Fund will achieve its investment objective.

Review Cont'd.

Indeed, after a regularly scheduled meeting in mid-May, Federal Reserve policy makers announced they were leaning toward increasing short-term interest rates because of the potential for a buildup in inflationary pressures. On June 30, 1999, the U.S. central bank boosted the Federal funds rate (the rate U.S. banks charge each other for overnight loans) by a quarter of a percentage point to 5.00%. This marked the first rate increase since March 1997.

Looking Ahead
Fed less likely to move after August meeting
In August, the Federal Reserve raised both the discount rate (the rate the Fed charges member banks that borrow at the discount window) and the Federal funds rate by a quarter of a percentage point to 4.75% and 5.25%, respectively. The benign tone of a statement released by the Fed at that time lessened market concern about further rate increases this year. Taken together, the statement and the U.S. central bank's concerns about the potential year 2000 computer problem support the outlook for stable money policy for the remainder of 1999.

Portfolio of Investments as of
June 30, 1999 (Unaudited)       PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--94.4%
------------------------------------------------------------
Asset Backed Securities--3.1%
Aaa       $    5,000   Citibank Credit Card Master
                        Trust I, Series 1999-5,
                        Class A,
                        6.10%, 5/15/08                $  4,895,500
Aaa            4,700   MBNA Master Credit Card
                        Trust,
                        Series 1999 B, Class A
                        5.90%, 8/15/11                   4,432,553
                                                      ------------
                       Total asset backed securities
                        (cost $9,679,922)                9,328,053
                                                      ------------
------------------------------------------------------------
Domestic Corporate Bonds--69.1%
Ba1              700   AES Corp., Sr. Note,
                        9.50%, 6/1/09                      719,250
Ba3            4,000   Allied Waste North America,
                        Sr. Note,
                        7.625%, 1/1/06                   3,740,000
Aa3            1,400   Archer-Daniels-Midland,
                        Deb.,
                        6.625%, 5/1/29                   1,281,546
A2             1,500   AT&T Corp., Deb.,
                        10.125%, 4/15/22                 1,953,465
Baa2           2,000   BJ Services Co.,
                        Sr. Note,
                        7.00%, 2/1/06                    1,968,040
Ba2            2,000   Calair Capital Corp.,
                        Sr. Note,
                        8.125%, 4/1/08                   1,862,500
                       Calenergy Co., Inc., Sr.
                        Notes,
Baa3           2,000   6.96%, 9/15/03                    1,982,600
Baa3           2,000   7.23%, 9/15/05                    1,985,960
Baa2           3,000   Camden Property Trust,
                        Note,
                        7.23%, 10/30/00                  3,003,300
Baa2           3,000   Capital One Financial,
                        Medium Term Note,
                        7.08%, 10/30/01                  3,026,370
                       Note,
Baa3           1,600   7.25%, 5/1/06                     1,550,000
B2        $    2,000   Charter Communications
                        Holdings LLC, Sr. Note,
                        8.25%, 4/1/07                 $  1,905,000
A1             1,000   Chrysler Financial Co. LLC,
                        Medium Term Note,
                        5.25%, 10/22/01                    977,560
Ba3            1,200   CMS Energy Corp.,
                        Sr. Note,
                        8.00%, 7/1/01                    1,197,000
Baa2             600   Coca Cola Bottling
                        Co., Deb.,
                        6.375%, 5/1/09                     563,190
Ba1            3,200   Cogentrix Energy, Inc.,
                        Sr. Note,
                        8.75%, 10/15/08                  3,152,000
Baa1           2,000   Comdisco, Inc.,
                        Medium Term Note,
                        6.32%, 11/27/00                  2,001,860
Baa3           3,500   Commonwealth Edison
                        Co., Note,
                        7.625%, 1/15/07                  3,606,715
Baa3           4,000   Connecticut Light & Power
                        Co., Series C,
                        7.75%, 6/1/02                    4,093,760
Ba3               70   Conseco Financing Trust II,
                        Bond,
                        8.70%, 11/15/26                     62,729
Ba3            1,700   Conseco Financing Trust III,
                        Bond,
                        8.796%, 4/1/27                   1,538,330
                       Continental Airlines, Inc.,
                        Pass-Through Trust,
                        Series 1997 1A,
Aa3            1,331   7.461%, 4/1/15                    1,348,597
                       Sr. Note,
Ba2            2,540   8.00%, 12/15/05                   2,424,532
Baa1             900   Cox Enterprises, Inc., Note,
                        6.625%, 6/14/02                    899,397

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of
June 30, 1999 (Unaudited)       PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
------------------------------------------------------------
Domestic Corporate Bonds (cont'd.)
                       CSC Holdings, Inc.,
                        Sr. Notes,
Ba2       $      700   7.875%, 12/15/07               $    694,848
Ba2              900   7.25%, 7/15/08                      857,430
A3             2,000   Dayton Hudson Corp.,
                        Note,
                        6.40%, 2/15/03                   1,990,700
A1               600   Deutsche Bank Capital Funding
                        Trust I, Note, F.R.N.,
                        7.872%, 12/29/49                   580,872
Aa2            3,300   Dresdner Funding Trust I,
                        Note,
                        8.151%, 6/30/31                  3,178,296
Baa2             800   Duke Realty L.P.,
                        Sr. Note,
                        7.30%, 6/30/03                     805,760
A3               800   Edison Mission Energy,
                        Sr. Note,
                        7.73%, 6/15/09                     808,288
Ba2            1,500   El Paso Electric Co.,
                        First Mtge. Bond,
                        9.40%, 5/1/11                    1,661,145
A2               800   Electric Lightwave, Inc.,
                        Note,
                        6.05%, 5/15/04                     773,472
                       ERP Operating L.P.,
                        Bond,
A3             1,200   6.63%, 4/13/05                    1,157,832
                       Notes,
A3             5,000   6.15%, 9/15/00                    4,967,500
A3               375   7.10%, 6/23/04                      375,266
B2             2,000   Falcon Holdings Group, L.P.,
                        Deb., Series B,
                        8.375%, 4/15/10                  1,990,000
Baa2           5,100   Federated Dept. Stores, Inc.,
                        Sr. Note,
                        8.50%, 6/15/03                   5,399,319
Baa2           5,000   First Industial, L.P., Note,
                        6.50%, 4/5/01                    4,903,450
Aa3               75   FMR Corp., Bond,
                        7.57%, 6/15/29                      74,730
A1        $    3,000   Ford Motor Co., Deb.,
                        6.375%, 2/1/29                $  2,604,270
Baa2           2,000   Fort James Corp., Note,
                        6.234%, 3/15/01                  1,981,900
Baa2           3,500   Gables Reality L.P.,
                        Sr. Note,
                        6.55%, 10/1/00                   3,489,290
A2             3,000   General Motors Acceptance
                        Corp., Note,
                        5.95%, 3/14/03                   2,929,470
A1             1,250   Goldman Sachs Group,
                        Note,
                        5.56%, 1/11/01                   1,240,625
A3               800   Heller Financial, Inc.,
                        Note,
                        6.00%, 3/19/04                     774,408
NR             3,000   ICG Holdings, Inc.,
                        Sr. Note,
                        Zero Coupon, 3/15/07             2,070,000
A1             2,000   International Business
                        Machines Corp., Medium Term
                        Note,
                        Series MTN
                        5.625%, 4/12/04                  1,922,000
A1             4,000   International Lease Finance
                        Corp., Medium Term Note,
                        Series MTNJ
                        5.90%, 3/12/03                   3,908,240
B2             2,000   ITC Deltacom Inc.,
                        9.75%, 11/15/08                  2,060,000
                       ITT Corp., Notes,
Ba1            1,200   6.25%, 11/15/00                   1,173,396
Ba1            2,000   6.75%, 11/15/03                   1,875,760
Baa2           4,000   K N Energy, Inc., Note,
                        6.30%, 3/1/01                    3,986,240
                       Kroger Co., Deb.,
Baa3             550   7.70%, 6/1/29                       544,500
                       Notes,
Baa3           1,700   6.34%, 6/1/01                     1,685,656
Baa3           1,000   7.25%, 6/1/09                       995,625
Ba1            5,000   LCI Internationa,l Inc.,
                        Sr. Note,
                        7.25%, 6/15/07                   4,909,550

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of
June 30, 1999 (Unaudited)        PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
------------------------------------------------------------
Domestic Corporate Bonds (cont'd.)
Ba1       $    5,000   Lear Corp., Sr. Note,
                        7.96%, 5/15/05                $  4,837,500
                       Lehman Brothers Holdings,
                        Notes,
Baa1           3,605   6.625%, 4/1/04                    3,511,775
Baa1           1,175   6.625%, 2/5/06                    1,144,097
                       Liberty Media Group,
                        Bond,
Baa3             400   7.875%, 7/15/09                     397,616
                       Note,
Baa3             700   8.50%, 7/15/29                      698,089
A2             2,800   Lucent Technologies Inc.,
                        Deb.,
                        6.45%, 3/15/29                   2,532,908
Ba3              650   Lyondell Chemical Co.,
                        9.625%, 5/1/07                     664,625
Baa2           2,000   Mallinckrodt, Inc.
                        Bond,
                        6.30%, 3/15/01                   1,965,000
                       McLeod, Inc., Sr. Notes,
B2             2,000   9.25%, 7/15/07                    1,985,000
B2             2,000   8.125%, 2/15/09                   1,865,000
Aa3            2,500   Morgan Stanley Dean Witter,
                        Inc.,
                        Note,
                        6.09%, 3/9/01                    2,490,100
Baa2           3,000   National Oilwell, Inc.,
                        Sr. Note,
                        6.875%, 7/1/05                   2,898,510
A1             1,000   Nationwide Life Insurance
                        Co., Deb.,
                        9.875%, 2/15/25                  1,088,438
                       Navistar International Corp.,
                        Sr. Notes,
Baa3           1,000   7.00%, 2/1/03                       975,000
Ba2            4,500   8.00%, 2/1/08                     4,410,000
Baa3           6,000   News America, Inc.,
                        6.703%, 5/21/04                  5,891,160
B2        $    4,000   Nextel Communications, Inc.,
                        Sr. Disc. Note,
                        Zero Coupon, 10/31/07         $  2,790,000
                       Niagara Mohawk Power Corp.,
                        First Mtge. Bonds,
Baa2           2,000   6.875%, 4/1/03                    2,022,520
Baa2           2,000   7.375%, 8/1/03                    2,048,940
Baa2           2,000   8.00%, 6/1/04                     2,083,600
B3             3,250   NTL Communications Corp.,
                        Sr. Note, Series B,
                        Zero Coupon, 10/1/08             2,153,125
Baa3           4,000   Owens Corning, Inc., Note,
                        7.50%, 5/1/05                    3,953,750
Ba1            2,100   Owens Illinois, Inc., Deb.,
                        7.50%, 5/15/10                   1,997,373
Baa3             500   Paramount Communications,
                        Inc.,
                        Sr. Note,
                        7.50%, 1/15/02                     510,965
A2               600   Pennsylvania Electric Co.,
                        Sr. Note, Series A,
                        5.75%, 4/1/04                      581,736
Ba1            2,400   Qwest Communications Int'l,
                        Inc.,
                        Sr. Note,
                        7.50%, 11/1/08                   2,328,000
Baa1           1,300   Raytheon Co., Note,
                        6.50%, 7/15/05                   1,284,829
                       Rohm & Haas Co., Deb.,
A3             1,000   7.85%, 7/15/29                      999,270
                       Notes,
A3             1,200   6.95%, 7/15/04                      698,691
A3               500   7.40%, 7/15/09                      499,880
Aa3            3,000   Salomon Smith Barney
                        Holdings, Inc., Sr. Note,
                        6.65%, 7/15/01                   3,023,760
Aa3            1,500   Salomon, Inc.,
                        Sr. Note,
                        6.59%, 2/21/01                   1,509,615
Baa2           3,700   Scotia Pacific Co. LLC,
                        Series B, Class A 3,
                        7.71%, 1/20/14                   2,682,500
Baa3             300   Seagram (Joseph) & Sons,
                        Inc.,
                        5.79%, 4/15/01                     296,130

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of
June 30, 1999 (Unaudited)       PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
------------------------------------------------------------
Domestic Corporate Bonds (cont'd.)
B3        $    1,500   SFX Entertainment, Inc.
                        Sr. Sub. Note,
                        9.125%, 12/1/08               $  1,440,000
Baa1           2,000   Sprint Capital Corp.,
                        Note,
                        6.875%, 11/15/28                 1,813,240
A2             1,000   Tele-Communications,
                        Inc., Deb.,
                        6.34%, 2/1/02                    1,002,890
                       Telecom de Puerto Rico,
                        Notes,
Baa2           1,800   6.65%, 5/15/06                    1,747,926
Baa2           1,500   6.80%, 5/15/09                    1,440,945
B2             1,000   Time Warner Telecom LLC,
                        Sr. Note,
                        9.75%, 7/15/08                   1,025,000
Baa3           1,000   Time Warner, Inc., Deb.,
                        8.11%, 8/15/06                   1,048,160
Aa3              500   Travelers Group, Inc.,
                        Sr. Note,
                        7.25%, 5/1/01                      509,000
Baa3           1,500   Turner Broadcasting Systems,
                        Inc.,
                        Sr. Note,
                        7.40%, 2/1/04                    1,543,755
NR             2,000   TVN Entertainment Corp.,
                        Sr. Note,
                        14.00%, 8/1/08                   1,660,000
                       United Airlines, Inc., Deb.,
Baa3           3,000   10.67%, 5/1/04                    3,388,170
Baa3           2,000   11.21%, 5/1/14                    2,560,120
B2             2,000   United States Can Corp.,
                        Sr. Sub. Note, Series B,
                        10.125%, 10/15/06                2,105,000
Baa2           2,000   Waste Management, Inc.,
                        Note,
                        6.125%, 7/15/01                  1,988,020
B1             2,000   World Color Press, Inc.,
                        Sr. Sub. Note,
                        7.75%, 2/15/09                   1,860,000
                       Worldcom, Inc., Notes,
A3        $      900   6.125%, 8/15/01                $    897,156
A3             2,700   6.95%, 8/15/28                    2,559,465
                                                      ------------
                       Total domestic corporate
                        bonds
                        (cost $217,537,598)            212,621,888
                                                      ------------
------------------------------------------------------------
Foreign Government Securities--9.3%
B2             2,000   Bulgaria,
                        Series A, F.R.N.,
                        5.875%, 7/28/24                  1,355,000
Aaa            2,370   Bundesrepublik Deutschland
                        6.50%, 7/4/27                    2,805,148
NR             2,159   Commonwealth of Australia,
                        7.50%, 9/15/09                   1,562,674
NR             4,250   New Zealand Government,
                        7.00%, 7/15/09                   2,320,218
A2             2,500   Quebec Province,
                        (Canada) Deb.,
                        7.50%, 7/15/23                   2,541,650
B2             3,000   Republic of Brazil,
                        11.625%, 4/15/04                 2,820,000
                       Republic of Colombia,
                        Note, F.R.N.
Baa3           2,500   9.705%, 8/13/05                   2,175,000
                       Unsub.
Baa3             700   9.75%, 4/23/09                      577,500
                       Republic of Panama,
                        Deb., F.R.N.,
Ba1            1,700   4.00%, 7/17/14                    1,250,562
                       Note,
Ba1            4,000   7.875%, 2/13/02                   3,900,000
                       Republic of Philippines,
                        Bonds,
Ba1              700   8.875%, 4/15/08                     681,128
Ba1            2,500   9.875%, 1/15/19                   2,431,250
Baa3           2,100   Republic of Poland,
                        Series RSTA, F.R.N.,
                        4.00%, 10/27/24                  1,354,500

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of
June 30, 1999 (Unaudited)       PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
------------------------------------------------------------
Foreign Government Securities (cont'd.)
                       United Mexican States,
                        Series A, F.R.N.,
Ba2       $      600   5.875%, 12/31/19               $    498,375
                       Series B, F.R.N.,
Ba2            1,200   5.875%, 12/31/19                    996,750
                       Series C, F.R.N.,
Ba2            1,700   5.874%, 12/31/19                  1,412,062
                                                      ------------
                       Total foreign government
                        securities
                        (cost $30,285,364)              28,681,817
                                                      ------------
------------------------------------------------------------
Foreign Corporate Bonds--4.0%
Aaa            2,500   Bayerische Landesbank,
                        (Germany-Banks), Sub. Note,
                        5.875%, 12/1/08                  2,319,775
Baa2           2,000   British Sky Broadcasting
                        Group
                        (United Kingdom-Cable),
                        Bond,
                        6.875%, 2/23/09                  1,824,620
Baa1             400   Cable & Wireless
                        Communication
                        (United Kingdom-
                        Telecommunications), Note,
                        6.75%, 12/1/08                     385,044
A3               600   Hanson Overseas B.V.
                        (United Kingdom-Building
                        Materials), Sr. Note,
                        7.375%, 1/15/03                    617,934
A2             1,400   HSBC Holdings PLC
                        (United Kingdom-Banks),
                        Sub. Note,
                        7.50%, 7/15/09                   1,414,462
A2             1,000   Kansallis-Osake-Pankki, N.Y.
                        (Finland-Banks), Sub. Note,
                        10.00%, 5/1/02                   1,083,720
A1             1,200   National Australia Bank Ltd.
                        (Australia-Banks),
                        6.40%, 12/10/07                  1,192,464
Ba3            2,000   Rogers Cablesystems, Inc.
                        (Canada-Cable), Sr. Sec'd
                        Note,
                        10.00%, 3/15/05                  2,140,000
Baa1             550   Tyco International Group SA
                        (Luxembourg-Diversified
                        Operations),
                        6.875%, 1/15/29                    505,720
Baa2      $      830   United News & Media PLC
                        (United Kingdom-Media),
                        Note,
                        7.25%, 7/1/04                 $    822,447
                                                      ------------
                       Total foreign corporate bonds
                        (cost $12,579,403)              12,306,186
                                                      ------------
------------------------------------------------------------
U.S. Government Securities--8.9%
Aaa            3,932   Small Business
                        Administration,
                        Series 98-I,
                        6.00%, 9/1/18                    3,907,355
                       United States Treasury Bonds,
Aaa            1,340   5.25%, 5/15/04                    1,316,764
Aaa              800   8.125%, 8/15/21                     975,376
                       United States Treasury Notes,
Aaa            2,900   4.75%, 11/15/08                   2,663,012
Aaa              600   6.25%, 6/30/02                      609,846
Aaa            1,070   5.50%, 5/15/09                    1,045,251
Aaa           19,035(b) 5.25%, 11/15/28                 16,872,815
                                                      ------------
                       Total U.S. government securities
                        (cost $27,940,019)              27,390,419
                                                      ------------
------------------------------------------------------------
            Units
          ----------
Warrants(a)
               2,000   TVN Entertainment Corp.,
                        expiring 8/1/08                          0
                                                      ------------
------------------------------------------------------------
Rights(a)
               5,384   United Mexican States,
                        expiring 12/31/19                        0
                                                      ------------
                       Total long-term investments
                        (cost $298,022,306)            290,328,363
                                                      ------------
SHORT-TERM INVESTMENTS--5.2%
------------------------------------------------------------
Domestic Corporate Bonds--2.1%
Baa1           3,500   Comdisco Inc.,
                        Notes,
                        6.50%, 6/15/00                   3,512,390
Baa2           2,000   Cox Communications, Inc.,
                        Note,
                        6.375%, 6/15/00                  2,005,140
Baa3           1,000   Delta Air Lines, Inc., Deb.,
                        9.875%, 5/15/00                  1,028,400
                                                      ------------
                       (cost $6,607,075)                 6,545,930
                                                      ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of
June 30, 1999 (Unaudited)       PRUDENTIAL DIVERSIFIED BOND FUND, INC.
------------------------------------------------------------

          Principal
Moody's   Amount
Rating    (000)        Description                   Value (Note 1)
Foreign Government Securities--0.3%
Baa3      $   1,000    Banco de Commercio Exterior
                       de Colombia,
                       8.625%, 6/2/00
                       (cost $1,008,540)              $    988,750
                                                      ------------
------------------------------------------------------------
Repurchase Agreements--2.8%
              8,575    Joint Repurchase Agreement
                       Account, 5.96%, 7/1/99
                       (cost $8,575,000; Note 6)         8,575,000
                                                      ------------
                       Total short-term investments
                       (cost $16,190,615)               16,109,680
                                                      ------------
------------------------------------------------------------
Total Investments Before Short Sales--99.6%
                       (cost $314,212,921)             306,438,043
                                                      ------------
------------------------------------------------------------
INVESTMENTS SOLD SHORT(a)--(0.2%)
U.S. Government Securities
Aaa             600    United States Treasury,
                       5.50%, 1/31/03
                       (proceeds $592,688)               (596,436)
                                                      ------------
Total Investments, Net of Short Sales--99.4%           305,841,607
                       Other assets in excess of
                       liabilities--0.6%                 1,844,955
                                                      ------------
                       Net Assets--100%               $307,686,562
                                                      ------------
                                                      ------------

---------------
F.R.N.--Floating Rate Note.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
(a) Non-income producing security.
(b) Pledged as intial margin on financial futures contracts.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 1999 was as follows:

Telecommunications....................................   11.0%
Utilities.............................................    9.7
Foreign Government Securities.........................    9.3
U.S. Government Securities (net of investments sold
  short)..............................................    8.7
Financial Services....................................    8.2
Real Estate Investment Trust..........................    6.1
Aerospace & Airlines..................................    4.9
Automobiles...........................................    4.2
Investment Banking....................................    4.2
Media.................................................    4.2
Foreign Corporate Bonds...............................    4.0
Asset Back Securities.................................    3.1
Cable.................................................    3.1
Building Materials....................................    2.8
Retail................................................    2.4
Waste Management......................................    1.9
Food & Beverage.......................................    1.7
Oil & Gas.............................................    1.6
Hotels................................................    1.0
Chemicals.............................................    0.9
Containers............................................    0.7
Entertainment.........................................    0.7
Paper Related Products................................    0.6
Medical...............................................    0.6
Computers.............................................    0.6
Consumer Services.....................................    0.4
Other assets in excess of liabilities (including Joint
  Repurchase Agreement)...............................    3.4
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----
--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Statement of Assets and Liabilities
(Unaudited)                           PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $314,212,921)...................................................................      $306,438,043
Cash........................................................................................................           138,741
Receivable for investments sold.............................................................................         5,227,271
Interest receivable.........................................................................................         4,859,695
Receivable for Fund shares sold.............................................................................         1,058,209
Receivable for investments sold short.......................................................................           152,111
Forward currency contracts - net amount receivable from counterparties......................................           101,996
Due from manager............................................................................................            61,519
Due from broker - variation margin..........................................................................            30,625
Deferred expenses...........................................................................................            22,831
                                                                                                                  -------------
   Total assets.............................................................................................       318,091,041
                                                                                                                  -------------
Liabilities
Payable for investments purchased...........................................................................         8,185,507
Payable for Fund shares reacquired..........................................................................           685,242
Investments sold short, at value (proceeds $592,688)........................................................           596,436
Dividends payable...........................................................................................           441,109
Accrued expenses............................................................................................           190,746
Distribution fee payable....................................................................................           132,063
Management fee payable......................................................................................            94,126
Forward currency contracts - net amount payable to counterparties...........................................            79,250
                                                                                                                  -------------
   Total liabilities........................................................................................        10,404,479
                                                                                                                  -------------
Net Assets..................................................................................................      $307,686,562
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $     24,355
   Paid-in capital in excess of par.........................................................................       325,675,238
                                                                                                                  -------------
                                                                                                                   325,699,593
   Undistributed net investment income......................................................................           836,812
   Accumulated net realized loss on investments.............................................................       (11,006,084 )
   Net unrealized depreciation on investments and foreign currencies........................................        (7,843,759 )
                                                                                                                  -------------
Net assets, June 30, 1999...................................................................................      $307,686,562
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($61,420,886 / 4,861,575 shares of common stock issued and outstanding)...............................            $12.63
   Maximum sales charge (4.0% of offering price)............................................................               .53
                                                                                                                  -------------
   Maximum offering price to public.........................................................................            $13.16
                                                                                                                  -------------
                                                                                                                  -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($184,508,092 / 14,602,745 shares of common stock issued and outstanding).............................            $12.64
                                                                                                                  -------------
                                                                                                                  -------------
Class C:
   Net asset value and redemption price per share
      ($10,228,735 / 809,519 shares of common stock issued and outstanding).................................            $12.64
   Sales charge (1% of offering price)......................................................................               .13
                                                                                                                  -------------
   Offering price to public.................................................................................            $12.77
                                                                                                                  -------------
                                                                                                                  -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($51,528,849 / 4,080,779 shares of common stock issued and outstanding)...............................            $12.63
                                                                                                                  -------------
                                                                                                                  -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

PRUDENTIAL DIVERSIFIED BOND FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                   Six Months
                                                      Ended
Net Investment Income                             June 30, 1999
 Interest and discount earned..................   $  11,177,409
                                                  -------------
Expenses
 Distribution fee--Class A.....................          74,451
 Distribution fee--Class B.....................         697,911
 Distribution fee--Class C.....................          35,477
 Management fee................................         769,040
 Transfer agent's fees and expenses............         321,000
 Custodian's fees and expenses.................          88,000
 Reports to shareholders.......................          42,000
 Registration fees.............................          33,000
 Amortization of deferred organization
   expenses....................................          19,903
 Audit fee and expenses........................          12,500
 Legal fees and expenses.......................          12,000
 Directors' fees and expenses..................          10,000
 Miscellaneous.................................           2,523
                                                  -------------
      Total expenses...........................       2,117,805
 Less: Expense subsidy (Note 4)................        (155,909)
                                                  -------------
      Net expenses.............................       1,961,896
                                                  -------------
Net investment income..........................       9,215,513
                                                  -------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies
Net realized gain (loss) on:
 Investment transactions.......................      (5,663,724)
 Financial futures transactions................        (652,166)
 Foreign currency transactions.................         128,317
 Short sale transactions.......................         384,755
                                                  -------------
                                                     (5,802,818)
                                                  -------------
Net change in unrealized depreciation on:
 Investments...................................      (8,394,800)
 Financial futures.............................         (86,172)
 Short sales...................................          (3,748)
                                                  -------------
                                                     (8,484,720)
                                                  -------------
Net loss on investments........................     (14,287,538)
                                                  -------------
Net Decrease in Net Assets
Resulting from Operations......................   $  (5,072,025)
                                                  -------------
                                                  -------------

PRUDENTIAL DIVERSIFIED BOND FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                      Six Months
                                        Ended        Year Ended
Increase (Decrease)                    June 30,     December 31,
in Net Assets                            1999           1998
Operations
 Net investment income.............  $  9,215,513   $16,855,176
 Net realized loss on investment
   and foreign currency
   transactions....................    (5,802,818)   (4,757,242 )
 Net change in unrealized
   appreciation (depreciation) of
   investments and foreign
   currencies......................    (8,484,720)      631,551
                                     ------------   ------------
 Net increase (decrease) in net
   assets resulting from
   operations......................    (5,072,025)   12,729,485
                                     ------------   ------------
Dividends and distributions (Note
   1)
 Dividends from net investment
   income
   Class A.........................    (1,868,464)   (3,300,618 )
   Class B.........................    (5,364,616)   (9,936,206 )
   Class C.........................      (272,106)     (424,457 )
   Class Z.........................    (1,710,327)   (3,193,895 )
                                     ------------   ------------
                                       (9,215,513)  (16,855,176 )
                                     ------------   ------------
 Distributions in excess of net
   investment income
   Class A.........................       --               (680 )
   Class B.........................       --             (2,156 )
   Class C.........................       --                (85 )
   Class Z.........................       --               (693 )
                                     ------------   ------------
                                          --             (3,614 )
                                     ------------   ------------
Fund share transactions (net of
   share conversions) (Note 7)
 Net proceeds from shares sold.....    54,685,144   129,677,477
 Net asset value of shares issued
   to shareholders in reinvestment
   of dividends and
   distributions...................     7,152,007    13,554,825
 Cost of shares reacquired.........   (47,869,211)  (83,173,090 )
                                     ------------   ------------
 Net increase in net assets from
   Fund share transactions.........    13,967,940    60,059,212
                                     ------------   ------------
Total increase (decrease)..........      (319,598)   55,929,907
Net Assets
Beginning of period................   308,006,160   252,076,253
                                     ------------   ------------
End of period(a)...................  $307,686,562   $308,006,160
                                     ------------   ------------
                                     ------------   ------------
---------------
(a) Includes undistributed net
    investment income of:..........  $    836,812   $   836,812
                                     ------------   ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Notes to Financial Statements
(Unaudited)                     PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------
Prudential Diversified Bond Fund, Inc. (the 'Fund'), which was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund had no significant operations other than the issuance of 2,667 shares each of Class A and Class B common stock and 2,666 shares of Class C common stock for $100,000 on October 5, 1994 to Prudential Investments Fund Management LLC ('PIFM'). Investment operations commenced on January 10, 1995.

The Fund's investment objective is to achieve high current income consistent with an appropriate balance between risk and reward. The Fund will seek to achieve this objective by allocating its assets among sectors of the fixed income securities markets, U.S. Government securities, mortgage-backed securities, corporate debt, and foreign securities based upon an evaluation of current market and economic conditions. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last sales price on the day of valuation, or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such day as provided by a pricing service. Corporate bonds and U.S. Government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the average of the most recently quoted bid and asked prices provided by a principal market maker or dealer. Options on securities and indices traded on an exchange are valued at the average of the most recently quoted bid and asked prices provided by the respective exchange and futures contracts and options thereon are valued at the last sales price as of the close of business of the exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with repurchase agreement transactions, the Fund's custodian, or designated subcustodians as the case may be under tri-party repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses from sales and maturities of short-term securities, disposition of foreign currency, gains or losses realized between the trade and settlement dates of security transactions, and the difference between amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets, except portfolio securities, and liabilities at period end exchange rates are reflected as a component of unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
--------------------------------------------------------------------------------
                                       11

Notes to Financial Statements
(Unaudited)                     PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------
Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to broker-dealer through which it made the short sale. The proceeds received from the short sale are maintained as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or at a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily and pays monthly dividends from net investment income. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

Deferred Organization Expenses: Approximately $210,000 of expenses were incurred in connection with the organization of the Fund. These costs have been deferred and are being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
--------------------------------------------------------------------------------
                                       12

Notes to Financial Statements
(Unaudited)                    PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------
The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .15 of 1% of the average daily net assets of Class A shares and .75% of the average daily net assets of both the Class B and Class C shares for the year ended December 31, 1998. Effective January 1, 1999, the annual rate for Class A shares was increased to .25 of 1%.

PIMS has advised the Fund that it received approximately $107,600 in front-end sales charges resulting from sales of Class A and $20,700 in Class C shares during the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to Pruco Securities Corporation and affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 1999, it received approximately $258,800 and $3,000 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 9, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended June 30, 1999, the Fund incurred fees of approximately $317,000 for the services of PMFS. As of June 30, 1999, approximately $53,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

------------------------------------------------------------
Note 4. Expense Subsidy

PIFM voluntarily agreed to subsidize operating expenses so that total Fund operating expenses do not exceed 1.00%, 1.50%, 1.50% and .75% of the average daily net assets of the Class A, Class B, Class C and Class Z shares, respectively. For the six months ended June 30, 1999, such reimbursement amounted to $155,909 ($0.01 per share for Class A, B, C and Z shares; .05% of average net assets). The Fund is not required to reimburse PIFM for such subsidy.

------------------------------------------------------------
Note 5. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 were $487,627,329 and $478,358,759, respectively.

The federal income tax cost basis of the Fund's investments at June 30, 1999 was $314,198,315 and, accordingly, net unrealized depreciation for federal income tax purposes was $8,356,708 (gross unrealized appreciation--$2,028,208; gross unrealized depreciation--$10,384,916).

For federal income tax purposes, the Fund has a capital loss carryforward as of December 31, 1998 of which approximately $5,204,000 expires in 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

During the six months ended June 30, 1999, the Fund entered into financial futures contracts. Details of open contracts at June 30, 1999 are as follows:

                                                    Value at       Value at        Unrealized
Number of                           Expiration      June 30,        Trade         Appreciation
Contracts            Type              Date           1999           Date        (Depreciation)
---------     ------------------    -----------    ----------     ----------     --------------
               Long Positions:
    35          30 yr. T-Bond       Sept. 1999     $4,056,719     $4,143,672        $(86,953)
                                                                                     -------
                                                                                     -------

--------------------------------------------------------------------------------
                                       13

Notes to Financial Statements
(Unaudited)                           PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------
At June 30, 1999, the Fund had outstanding forward currency contracts to purchase and sell foreign currency as follows:

                               Value at
Forward Currency            Settlement Date     Current
Purchase Contracts              Payable          Value      Appreciation
--------------------------- ---------------   -----------   -------------
Australian Dollars,
  expiring 7/15/99.........   $ 3,185,061     $ 3,210,238     $  25,177
Swedish Kronas,
  expiring 7/9/99..........     3,187,114       3,211,807        24,693
                            ---------------   -----------   -------------
                              $ 6,372,175     $ 6,422,045     $  49,870
                            ---------------   -----------   -------------
                            ---------------   -----------   -------------

                            Value at
Forward Currency         Settlement Date     Current     Appreciation/
Sale Contracts             Receivable         Value      (Depreciation)
------------------------ ---------------   -----------   -------------
Australian Dollars,
  expiring 7/15/99......   $ 4,960,657     $ 4,980,507     $ (19,850)
Euros,
  expiring 7/13/99......     3,262,314       3,210,188        52,126
Swedish Kronas,
  expiring 7/9/99.......     3,152,407       3,211,807       (59,400)
                         ---------------   -----------   -------------
                           $11,375,378     $11,402,502     $ (27,124)
                         ---------------   -----------   -------------
                         ---------------   -----------   -------------

------------------------------------------------------------
Note 6. Joint Repurchase Agreement Account

The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1999, the Fund had a 1.1% undivided interest in the joint account. The undivided interest for the Fund represents $8,575,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Deutsche Bank Securities Inc., 4.75%, in the principal amount of $150,000,000, repurchase price $150,019,792, due 7/1/99. The value of the collateral including accrued interest was $153,000,548.

Goldman Sachs & Co., 4.85%, in the principal amount of $200,000,000, repurchase price $200,026,944, due 7/1/99. The value of the collateral including accrued interest was $204,001,378.

Morgan Stanley Dean Witter, 4.70%, in the principal amount of $178,944,000, repurchase price $178,967,362, due 7/1/99. The value of the collateral including accrued interest was $182,666,733.

Morgan Stanley Dean Witter, 4.72%, in the principal amount of $50,000,000, repurchase price $50,006,556, due 7/1/99. The value of the collateral including accrued interest was $51,021,154.

Warburg Dillon Read LLC, 4.81%, in the principal amount of $200,000,000, repurchase price $200,026,722, due 7/1/99. The value of the collateral including accrued interest was $204,001,326.

------------------------------------------------------------
Note 7. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Class Z, each of which consists of 500 million, 500 million, 500 million and 500 million authorized shares, respectively. Of the 24,354,618 shares of common stock issued and outstanding at June 30, 1999, PIFM owned 8,271.

Transactions in shares of common stock were as follows:

Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold..........................   1,018,784   $ 13,258,568
Shares issued in reinvestment of
  dividends..........................     108,606      1,413,002
Shares reacquired....................    (860,890)   (11,215,859)
                                       ----------   ------------
Net increase in shares outstanding
  before conversion..................     266,500      3,455,711
Shares issued upon conversion from
  Class B............................     121,265      1,547,978
                                       ----------   ------------
Net increase in shares outstanding...     387,765   $  5,003,689
                                       ----------   ------------
                                       ----------   ------------

--------------------------------------------------------------------------------
                                       14

Notes to Financial Statements
(Unaudited)                      PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Year ended December 31, 1998:
Shares sold..........................   2,495,893   $ 33,401,514
Shares issued in reinvestment of
  dividends..........................     194,963      2,602,189
Shares reacquired....................  (1,507,321)   (20,108,457)
                                       ----------   ------------
Net increase in shares outstanding
  before conversion..................   1,183,535     15,895,246
Shares issued upon conversion from
  Class B............................     228,881      3,064,759
                                       ----------   ------------
Net increase in shares outstanding...   1,412,416   $ 18,960,005
                                       ----------   ------------
                                       ----------   ------------
Class B
-------------------------------------
Six months ended June 30, 1999:
Shares sold..........................   2,197,576   $ 28,626,344
Shares issued in reinvestment of
  dividends..........................     304,617      3,965,420
Shares reacquired....................  (1,886,717)   (24,538,705)
                                       ----------   ------------
Net increase in shares outstanding
  before conversion..................     615,476      8,053,059
Shares reacquired upon conversion
  into Class A.......................    (121,265)    (1,547,978)
                                       ----------   ------------
Net increase in shares outstanding...     494,211   $  6,505,081
                                       ----------   ------------
                                       ----------   ------------
Year ended December 31, 1998:
Shares sold..........................   4,920,054   $ 65,663,839
Shares issued in reinvestment of
  dividends..........................     562,773      7,514,653
Shares reacquired....................  (2,889,045)   (38,488,622)
                                       ----------   ------------
Net increase in shares outstanding
  before conversion..................   2,593,782     34,689,870
Shares reacquired upon conversion
  into Class A.......................    (228,881)    (3,064,759)
                                       ----------   ------------
Net increase in shares outstanding...   2,364,901   $ 31,625,111
                                       ----------   ------------
                                       ----------   ------------
Class C                                  Shares        Amount
-------------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold..........................     271,207   $  3,534,939
Shares issued in reinvestment of
  dividends..........................      15,357        199,767
Shares reacquired....................    (178,579)    (2,325,460)
                                       ----------   ------------
Net increase in shares outstanding...     107,985   $  1,409,246
                                       ----------   ------------
                                       ----------   ------------
Year ended December 31, 1998:
Shares sold..........................     412,554   $  5,507,004
Shares issued in reinvestment of
  dividends..........................      25,359        338,435
Shares reacquired....................    (184,168)    (2,450,323)
                                       ----------   ------------
Net increase in shares outstanding...     253,745   $  3,395,116
                                       ----------   ------------
                                       ----------   ------------
Class Z
-------------------------------------
Six months ended June 30, 1999:
Shares sold..........................     711,405   $  9,265,293
Shares issued in reinvestment of
  dividends..........................     120,985      1,573,818
Shares reacquired....................    (751,117)    (9,789,187)
                                       ----------   ------------
Net increase in shares outstanding...      81,273   $  1,049,924
                                       ----------   ------------
                                       ----------   ------------
Year ended December 31, 1998:
Shares sold..........................   1,880,837   $ 25,105,120
Shares issued in reinvestment of
  dividends..........................     232,269      3,099,548
Shares reacquired....................  (1,659,265)   (22,125,688)
                                       ----------   ------------
Net increase in shares outstanding...     453,841   $  6,078,980
                                       ----------   ------------
                                       ----------   ------------

--------------------------------------------------------------------------------
                                       15

Financial Highlights (Unaudited)          PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

                                                                                        Class A
                                                                 -----------------------------------------------------
                                                                 Six Months
                                                                   Ended               Year Ended December 31,
                                                                  June 30,      --------------------------------------
                                                                    1999            1998           1997         1996
                                                                 ----------     ------------     --------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................     $  13.23        $  13.41       $ 13.57      $  13.79
                                                                 ----------         ------       --------     --------
Income from investment operations
Net investment income(b).....................................          .39             .85           .98           .93
Net realized and unrealized gain (loss) on investment
   transactions..............................................         (.60)           (.18)          .07          (.19)
                                                                 ----------         ------       --------     --------
 Total from investment operations............................         (.21)            .67          1.05           .74
                                                                 ----------         ------       --------     --------
Less distributions
Dividends from net investment income.........................         (.39)           (.85)         (.98 )        (.93)
Distributions in excess of net investment income.............           --              --(e)       (.02 )          --
Distributions from net realized gains........................           --              --          (.21 )        (.03)
                                                                 ----------         ------       --------     --------
 Total distributions.........................................         (.39)           (.85)        (1.21 )        (.96)
                                                                 ----------         ------       --------     --------
Net asset value, end of period...............................     $  12.63        $  13.23       $ 13.41      $  13.57
                                                                 ----------         ------       --------     --------
                                                                 ----------         ------       --------     --------
TOTAL RETURN(d)..............................................        (1.58)%          5.14%         7.96 %        5.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................     $ 61,421        $ 59,186       $41,051      $ 30,657
Average net assets (000).....................................     $ 60,055        $ 51,915       $34,994      $ 21,867
Ratios to average net assets(b):
 Expenses, including distribution fees.......................         1.00%(c)         .90%          .82 %         .79%
 Expenses, excluding distribution fees.......................          .75%(c)         .75%          .67 %         .64%
 Net investment income.......................................         6.27%(c)        6.36%         7.14 %        7.08%
For Class A, B, C and Z shares:
Portfolio turnover rate......................................          159%            304%          334 %         362%

                                                               January 10,
                                                                 1995(a)
                                                                 Through
                                                               December 31,
                                                                   1995
                                                               ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................    $  12.50
                                                                   ------
Income from investment operations
Net investment income(b).....................................         .90
Net realized and unrealized gain (loss) on investment
   transactions..............................................        1.51
                                                                   ------
 Total from investment operations............................        2.41
                                                                   ------
Less distributions
Dividends from net investment income.........................        (.90)
Distributions in excess of net investment income.............          --
Distributions from net realized gains........................        (.22)
                                                                   ------
 Total distributions.........................................       (1.12)
                                                                   ------
Net asset value, end of period...............................    $  13.79
                                                                   ------
                                                                   ------
TOTAL RETURN(d)..............................................       19.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................    $ 14,276
Average net assets (000).....................................    $  7,428
Ratios to average net assets(b):
 Expenses, including distribution fees.......................         .87%(c)
 Expenses, excluding distribution fees.......................         .72%(c)
 Net investment income.......................................        6.92%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate......................................         260%

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and/or fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

Financial Highlights (Unaudited)          PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

                                                                                         Class B
                                                                 -------------------------------------------------------
                                                                  Six Months
                                                                    Ended                Year Ended December 31,
                                                                   June 30,       --------------------------------------
                                                                     1999           1998           1997           1996
                                                                 ------------     --------     ------------     --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................      $  13.23       $  13.41       $  13.58       $ 13.79
                                                                 ------------     --------     ------------     --------
Income from investment operations
Net investment income(b).....................................           .36            .77            .89           .85
Net realized and unrealized gain (loss) on investment
   transactions..............................................          (.59)          (.18)           .06          (.18)
                                                                 ------------     --------     ------------     --------
 Total from investment operations............................          (.23)           .59            .95           .67
                                                                 ------------     --------     ------------     --------
Less distributions
Dividends from net investment income.........................          (.36)          (.77)          (.89)         (.85)
Distributions in excess of net investment income.............            --             --(e)        (.02)           --
Distributions from net realized gains........................            --             --           (.21)         (.03)
                                                                 ------------     --------     ------------     --------
 Total distributions.........................................          (.36)          (.77)         (1.12)         (.88)
                                                                 ------------     --------     ------------     --------
Net asset value, end of period...............................      $  12.64       $  13.23       $  13.41       $ 13.58
                                                                 ------------     --------     ------------     --------
                                                                 ------------     --------     ------------     --------
TOTAL RETURN(d)..............................................         (1.81)%         4.51%          7.24%         5.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................      $184,508       $186,659       $157,501       $136,054
Average net assets (000).....................................      $187,652       $172,326       $144,620       $114,560
Ratios to average net assets(b):
 Expenses, including distribution fees.......................          1.50%(c)       1.50%          1.42%         1.39%
 Expenses, excluding distribution fees.......................           .75%(c)        .75%           .67%          .64%
 Net investment income.......................................          5.77%(c)       5.76%          6.54%         6.48%

                                                               January 10,
                                                                 1995(a)
                                                                 Through
                                                               December 31,
                                                                   1995
                                                               ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................    $  12.50
                                                                   ------
Income from investment operations
Net investment income(b).....................................         .82
Net realized and unrealized gain (loss) on investment
   transactions..............................................        1.51
                                                                   ------
 Total from investment operations............................        2.33
                                                                   ------
Less distributions
Dividends from net investment income.........................        (.82)
Distributions in excess of net investment income.............          --
Distributions from net realized gains........................        (.22)
                                                                   ------
 Total distributions.........................................       (1.04)
                                                                   ------
Net asset value, end of period...............................    $  13.79
                                                                   ------
                                                                   ------
TOTAL RETURN(d)..............................................       19.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................    $ 85,472
Average net assets (000).....................................    $ 43,574
Ratios to average net assets(b):
 Expenses, including distribution fees.......................        1.47%(c)
 Expenses, excluding distribution fees.......................         .72%(c)
 Net investment income.......................................        6.32%(c)

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and/or fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

Financial Highlights (Unaudited)          PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

                                                                                        Class C
                                                                --------------------------------------------------------
                                                                Six Months
                                                                  Ended                 Year Ended December 31,
                                                                 June 30,      -----------------------------------------
                                                                   1999            1998             1997          1996
                                                                ----------     ------------     ------------     -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................    $  13.23         $13.41           $13.58        $ 13.79
                                                                ----------         -----            -----        -------
Income from investment operations
Net investment income(b).....................................         .36            .77              .89            .85
Net realized and unrealized gain (loss) on investment
   transactions..............................................        (.59)          (.18)             .06           (.18)
                                                                ----------         -----            -----        -------
 Total from investment operations............................        (.23)           .59              .95            .67
                                                                ----------         -----            -----        -------
Less distributions
Dividends from net investment income.........................        (.36)          (.77)            (.89)          (.85)
Distributions in excess of net investment income.............          --             --(e)          (.02)            --
Distributions from net realized gains........................          --             --             (.21)          (.03)
                                                                ----------         -----            -----        -------
 Total distributions.........................................        (.36)          (.77)           (1.12)          (.88)
                                                                ----------         -----            -----        -------
Net asset value, end of period...............................    $  12.64         $13.23           $13.41        $ 13.58
                                                                ----------         -----            -----        -------
                                                                ----------         -----            -----        -------
TOTAL RETURN(d)..............................................       (1.81)%         4.51%            7.24%          5.19%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................    $ 10,229         $9,282           $6,005        $ 4,143
Average net assets (000).....................................    $  9,539         $7,390           $4,747        $ 3,534
Ratios to average net assets(b):
 Expenses, including distribution fees.......................        1.50%(c)       1.50%            1.42%          1.39%
 Expenses, excluding distribution fees.......................         .75%(c)        .75%             .67%           .64%
 Net investment income.......................................        5.75%(c)       5.76%            6.54%          6.48%

                                                               January 10,
                                                                 1995(a)
                                                                 Through
                                                               December 31,
                                                                   1995
                                                               ------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................     $12.50
                                                                   -----
Income from investment operations
Net investment income(b).....................................        .82
Net realized and unrealized gain (loss) on investment
   transactions..............................................       1.51
                                                                   -----
 Total from investment operations............................       2.33
                                                                   -----
Less distributions
Dividends from net investment income.........................       (.82)
Distributions in excess of net investment income.............         --
Distributions from net realized gains........................       (.22)
                                                                   -----
 Total distributions.........................................      (1.04)
                                                                   -----
Net asset value, end of period...............................     $13.79
                                                                   -----
                                                                   -----
TOTAL RETURN(d)..............................................      19.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................     $2,655
Average net assets (000).....................................     $1,307
Ratios to average net assets(b):
 Expenses, including distribution fees.......................       1.47%(c)
 Expenses, excluding distribution fees.......................        .72%(c)
 Net investment income.......................................       6.32%(c)

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

Financial Highlights (Unaudited)          PRUDENTIAL DIVERSIFIED BOND FUND, INC.
--------------------------------------------------------------------------------

                                                                                      Class Z
                                                                ----------------------------------------------------
                                                                                                       September 16,
                                                                Six Months     Year Ended December        1996(a)
                                                                  Ended                31,                Through
                                                                 June 30,      -------------------     December 31,
                                                                   1999         1998        1997           1996
                                                                ----------     -------     -------     -------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.........................    $  13.22      $ 13.40     $ 13.57        $ 13.20
                                                                ----------     -------     -------          -----
Income from investment operations
Net investment income(b).....................................         .40          .87        1.00            .28
Net realized and unrealized gain (loss) on investment
   transactions..............................................        (.59)        (.18)        .06            .40
                                                                ----------     -------     -------          -----
 Total from investment operations............................        (.19)         .69        1.06            .68
                                                                ----------     -------     -------          -----
Less distributions
Dividends from net investment income.........................        (.40)        (.87)      (1.00)          (.28)
Distributions in excess of net investment income.............          --           --(e)     (.02)            --
Distributions from net realized gains........................          --           --        (.21)          (.03)
                                                                ----------     -------     -------          -----
 Total distributions.........................................        (.40)        (.87)      (1.23)          (.31)
                                                                ----------     -------     -------          -----
Net asset value, end of period...............................    $  12.63      $ 13.22     $ 13.40        $ 13.57
                                                                ----------     -------     -------          -----
                                                                ----------     -------     -------          -----
TOTAL RETURN(d)..............................................       (1.48)%       5.30%       8.05%          5.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..............................    $ 51,529      $52,879     $47,519        $   608
Average net assets (000).....................................    $ 52,920      $48,988     $36,750        $   125
Ratios to average net assets(b):
 Expenses, including distribution fees.......................         .75%(c)      .75%        .67%           .64%(c)
 Expenses, excluding distribution fees.......................         .75%(c)      .75%        .67%           .64%(c)
 Net investment income.......................................        6.52%(c)     6.51%       7.29%          7.23%(c)

---------------
(a) Commencement of investment operations.
(b) Net of expense subsidy and fee waiver.
(c) Annualized.
(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(e) Less than $.005 per share.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Getting the Most from Your Prudential Mutual Fund
How many times have you read these reports--or other financial materials-- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs): Mortgage-backed bonds that separate mortgage pools into different maturity classes, called tranches. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly --in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government in the U.S. market and denominated in U.S. dollars.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                      BULK RATE
Gateway Center Three                        U.S. POSTAGE
100 Mulberry Street                             PAID
Newark, NJ  07102-4077                       Permit 6807
(800) 225-1852                               New York, NY

74431J102   MF166E2
74431J201
74431J300
74431J409